CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES
Net earnings	$ 9,154	$ 8,879	$ 7,498
Adjustments to reconcile net earnings to operating cash flows:
Depreciation and amortization	898	993	932
Deferred income tax (benefit) provision	(248)	15	101
Asset impairment and exit costs, net of cash paid	26	11	(28)
Cash effects of changes, net of the effects from acquired companies:
Receivables, net	(398)	(251)	123
Inventories	(728)	(36)	1,071
Accounts payable	10	199	(72)
Income taxes	638	231	92
Accrued liabilities and other current assets	(183)	691	41
Pension plan contributions	(207)	(535)	(433)
Other	459	332	112
Net cash provided by operating activities	9,421	10,529	9,437
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES
Capital expenditures	(1,056)	(897)	(713)
Purchase of businesses, net of acquired cash	0	(80)	(83)
Other	64	(55)	86
Net cash used in investing activities	(992)	(1,032)	(710)
Short-term borrowing activity by original maturity [Abstract]
Net issuances (repayments) - maturities of 90 days or less	1,515	(968)	479
Issuances - maturities longer than 90 days	603	921	0
Repayments - maturities longer than 90 days	(1,220)	(179)	(488)
Long-term debt proceeds	5,516	3,767	1,130
Long-term debt repaid	(2,237)	(1,483)	(183)
Repurchases of common stock	(6,525)	(5,372)	(5,030)
Issuances of common stock	1	75	229
Dividends paid	(5,404)	(4,788)	(4,423)
Other	(349)	(311)	(292)
Net cash used in financing activities	(8,100)	(8,338)	(8,578)
Effect of exchange rate changes on cash and cash equivalents	104	(312)	14
Cash and cash equivalents:
Increase	433	847	163
Balance at beginning of year	2,550	1,703	1,540
Balance at end of year	2,983	2,550	1,703
Cash Paid:
Interest	986	963	912
Income taxes	$ 3,420	$ 3,366	$ 2,728